Credit Quality (Tables)	6 Months Ended
Mar. 31, 2023
Credit Quality
Schedule of credit quality of loans and credit commitments

The following table shows the credit quality of loans and undrawn credit commitments.

		As at 31 March 2023				As at 30 Sept 22				As at 31 March 2022
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans - housing
Strong	403,099	39,960	-	443,059	393,754	41,790	-	435,544	401,201	24,367	-	425,568
Good/satisfactory	37,045	36,023	-	73,068	36,862	35,581	-	72,443	48,746	24,248	-	72,994
Weak	2,037	11,436	4,421	17,894	1,916	10,133	3,916	15,965	2,057	11,216	4,568	17,841
Total loans - housing	442,181	87,419	4,421	534,021	432,532	87,504	3,916	523,952	452,004	59,831	4,568	516,403
Loans - personal
Strong	4,854	111	-	4,965	4,961	99	-	5,060	4,890	84	-	4,974
Good/satisfactory	6,142	1,153	-	7,295	6,903	1,056	-	7,959	8,092	1,113	-	9,205
Weak	176	475	240	891	232	433	213	878	288	530	253	1,071
Total loans - personal	11,172	1,739	240	13,151	12,096	1,588	213	13,897	13,270	1,727	253	15,250
Loans - business
Strong	77,166	11,397	-	88,563	82,280	5,704	-	87,984	76,014	784	-	76,798
Good/satisfactory	81,213	29,909	-	111,122	87,770	23,018	-	110,788	94,954	13,197	-	108,151
Weak	72	4,300	3,172	7,544	84	4,031	3,117	7,232	185	3,897	3,067	7,149
Total loans - business	158,451	45,606	3,172	207,229	170,134	32,753	3,117	206,004	171,153	17,878	3,067	192,098
Undrawn credit commitments
Strong	155,647	9,800	-	165,447	150,424	7,235	-	157,659	154,459	2,590	-	157,049
Good/satisfactory	32,907	8,573	-	41,480	34,011	6,946	-	40,957	37,519	5,369	-	42,888
Weak	113	966	397	1,476	100	1,036	347	1,483	116	812	321	1,249
Total undrawn credit commitments	188,667	19,339	397	208,403	184,535	15,217	347	200,099	192,094	8,771	321	201,186
Total strong	640,766	61,268	-	702,034	631,419	54,828	-	686,247	636,564	27,825	-	664,389
Total good/ satisfactory	157,307	75,658	-	232,965	165,546	66,601	-	232,147	189,311	43,927	-	233,238
Total weak	2,398	17,177	8,230	27,805	2,332	15,633	7,593	25,558	2,646	16,455	8,209	27,310
Total loans and undrawn credit commitments	800,471	154,103	8,230	962,804	799,297	137,062	7,593	943,952	828,521	88,207	8,209	924,937